Citigroup Mortgage Loan Trust 2021-INV3 ABS-15G

Exhibit 99.1 - Schedule 11

Grade Migration
Run Date - 9/16/2021 10:16:46 AM
Standard and Poor's Grades
		Overall Final Loan Grade
		A	B	C	D	Total
Overall Initial	A	88	0	0	0	88
	B	0	20	0	0	20
	C	251	107	7	0	365
	D	204	86	1	0	291
	Total	543	213	8	0	764

Fitch Grades
		Overall Final Loan Grade
		A	B	C	D	Total
Overall Initial	A	73	0	0	0	73
	B	10	40	0	0	50
	C	221	143	0	0	364
	D	192	83	1	1	277
	Total	496	266	1	1	764

Other Rating Agency Grades
		Overall Final Loan Grade
		A	B	C	D	Total
Overall Initial	A	161	7	0	0	168
	B	0	64	0	0	64
	C	365	149	8	0	522
	D	6	4	0	0	10
	Total	532	224	8	0	764